Basis of Preparation	6 Months Ended
Jun. 30, 2021
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Basis of preparation

2. Basis of preparation

This condensed consolidated interim financial report for the half-year reporting period ended June 30, 2021 has been prepared in accordance with Accounting Standard IAS 34 Interim Financial Reporting. The interim report does not include all the information and disclosures required in the annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended December 31, 2020. The interim report does not comprise statutory accounts within the meaning of Section 434 of the Companies Act 2006. Statutory accounts for the year ended December 31, 2020, which contained an unqualified audit report under Section 495 of the Companies Act 2006 (which did not make any statements under Section 498 of the Companies Act 2006), will be delivered to the Registrar of Companies.

Except as described in 2.2. below, the accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2020.

2.1. Going concern

The financial statements have been prepared on a going concern basis as the Directors’ are satisfied that the Group will continue in operational existence for the foreseeable future. In assessing the going concern position of the Group, the Directors have considered the Group’s cash flows, liquidity and business activities. As at June 30, 2021, the Group had net assets of £306.3 million and a cash balance of £60.3 million.

The Group has raised additional capital of $836 million after fees in the third quarter of 2021 through a business combination with Ajax I; a special purpose acquisition company listed on the New York Stock Exchange (the “business combination”). The additional capital will fund Cazoo’s growth strategy in the UK and across Europe. The business combination was approved by both the shareholders of Cazoo Holdings Limited and Ajax I and the transaction was completed on August 26, 2021. On this basis the Directors are satisfied that the interim accounts should be prepared on a going concern basis and that the Group will continue in operational existence for a period of at least 12 months from the issuance of the interim financial statements.

2.2. New accounting policies

2.2.1. Retail revenue

Retail revenue also includes the sale of a small number of vehicles where Cazoo acts as an agent and receives a fixed commission from the supplier when the vehicle is sold. Under IFRS 15 only the net commission received from these sales is recorded within revenue, with 100% of that revenue contributing towards gross profit. Any ancillary revenue earned on the transaction continues to be recognised separately.

2.2.2. Other revenue

Revenue from the Cazoo Subscription Service is recognised under IFRS 16 and as such is recognised on a straight-line basis over the contract period and presented as part of ‘other revenue’ within the breakdown of revenue in the statement of profit or loss. The Cazoo Subscription Service allows customers to subscribe for a vehicle over a period of time for a monthly fee as an alternative to ownership.

Revenue from provision of related services such as maintenance and breakdown are recognised in accordance with IFRS 15 — overtime, as the services are provided.

2.2.3. Leasing

Group acting as a lessor

The subscription of vehicles to customers is recognised under IFRS 16. When the Group acts as a lessor, it determines at the lease inception whether each lease is a finance lease or an operating lease.

To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.

When the Group is an intermediate lessor, it accounts for its interests in the head lease and the sub-lease separately. It assesses the lease classification of a sub-lease with reference to the right-of-use asset arising from the head lease, not with reference to the underlying asset. If a head lease is a short-term lease to which the Group applies the short-term lease exemption, then it classifies the sub-lease as an operating lease.

If an arrangement contains lease and non-lease components, then the Group applies IFRS 15 to allocate the consideration in the contract.

The Group recognises lease payments received under operating leases as revenue on a straight-line basis over the lease term as part of ‘other sales’.

Amounts due from lessees under finance leases are recorded as a receivable at an amount equal to the net investment in the lease. The Group recognises finance income over the lease term, reflecting a constant periodic rate of return on the Group’s net investment in the lease. The Group applies the derecognition and impairment requirements in IFRS 9 to the net investment in the lease. The Group further regularly reviews estimated unguaranteed residual values used in calculating the gross investment in the lease.

2.2.4. Foreign currency

Foreign currency transactions

Transactions in foreign currencies are translated into the Group’s functional currency (Pounds Sterling) at the exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in foreign currency are translated at the exchange rate at the date of the transaction.

Foreign currency differences are recognised in profit or loss and presented within finance costs.

Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition are translated at the exchange rates at the reporting date. The income and expenses of foreign operations are translated at the exchange rates at the dates of the transactions.

Foreign currency differences are recognised in Other Comprehensive Income (OCI) and accumulated in the translation reserve.

2.2.5. Intangible assets

For specific acquisitions, the Group has identified intangible assets in respect of customer relationships and brands. The values of these intangibles are recognised as part of the identifiable assets and liabilities acquired.

Intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortisation and any accumulated impairment losses.

Amortisation is calculated to write-off the cost of intangible assets less their estimated residual values using the straight-line method over their estimated useful lives and is recognised in profit or loss.

The estimated useful lives are as follows:

Customer relationships	Over the period of the expected benefit, between 2 to 6 years
Brand name	Over the period of use in the business, up to 3 years

2.3. New standards, interpretations and amendments adopted by the Group

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. Several amendments apply for the first time in 2021, but do not have an impact on the interim condensed consolidated financial statements of the Group.

Interest Rate Benchmark Reform — Phase 2:    Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16

The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments include the following practical expedients:

•        A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest.

•        Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued.

•        Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component.

These amendments had no impact on the interim condensed consolidated financial statements of the Group. The Group intends to use the practical expedients in future periods if they become applicable.